Fictitious Loan Number	Field	Tape	SitusAMC
100000197	Property Type	1	98

Field Name	# of Variances	# of of Loans	% Variance
Property Type	1	293	0.34%
Grand Total	1	293	0.34%

Field
Amortization Type
Appraisal Date
Appraised Value
ARM First Interest Rate Change Date
ARM First Payment Change Date
ARM Index Type
ARM Initial Interest Rate Cap
ARM Initial Interest Rate Floor
ARM Interest Rate Change Frequency
ARM Interest Rate Life Max
ARM Interest Rate Life Min
ARM Interest Rate Periodic Cap
ARM Interest Rate Periodic Floor
ARM Margin
Borrower Original FICO Score
Borrower Original FICO Score Date
City
Co-Borrower Original FICO Date
Co-Borrower Original FICO Score
Documentation Type
First Payment Date
Leasehold
Lender Paid Mortgage Insurance
Lien Position
Maturity Date
Mortgage Insurance
Mortgage Insurance Company Name
Mortgage Insurance Percent
Occupancy Type
Original Amortization Term
Original Interest Only Flag
Original Interest Rate
Original Loan Amount
Original Term to Maturity
Prepayment Penalty Flag (Y/N)
Property Type
Purpose
QM Status
Sales Price Of Purchase Loan At Origination
State
Underwriting Guidelines and Version
Zip Code